Document and Entity Information	3 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	NPQ Holdings Ltd
Entity Central Index Key	0001659911
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Smaller Reporting Company